Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 0	$ 16,000
Total long-term debt	1,787,781	1,299,220
Total long-term debt	196,317	0	$ 866,344
Less: Deferred loan and financing arrangements issuance costs	12,486	10,142
Total long-term debt, net	1,775,295	1,289,078
Less: Current portion of long-term debt	105,911	75,438
Add: Current portion of deferred loan and financing arrangements issuance costs	2,795	2,225
Long-term debt, net	1,672,179	1,215,865
(i) Issued in January 2021 maturing in February 2026 (the “CMTC Seller’s Credit”) [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 6,000	6,000
Rate of interest	Fixed rate
(ii) Assumed in December 2021 maturing in December 2027 (the “2021 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
Total long-term debt	$ 101,087	110,827
(iii) Issued in October 2022 maturing in October 2028 (the “2022 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 99,680	105,000
(iv) Issued in June 2023 maturing in June 2031 (the “2023 credit facility”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 96,875	0
(v) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 26,500	29,700
(vi) Issued in January 2020 maturing in January 2025 (the “2020 CMBFL”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 26,500	29,700
(vii) Issued in May 2020 maturing in May 2027 (the “ICBCFL”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 38,332	41,996
(viii) Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin +SOFR
Total long-term debt	$ 0	8,083
(ix) Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	8,083
(x) Issued in January 2021 fully repaid in March 2023 (the “2021 CMBFL - Panamax”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 0	8,083
(xi) Assumed in September 2021 maturing in October 2027 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 126,479	138,888
(xii) Assumed in September 2021 maturing in May 2028 (the “2021 Bocomm”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 120,232	132,217
(xiii) Assumed in November 2021 maturing in August 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 130,873	139,183
(xiv) Assumed in November 2021 maturing in September 2028 (the “2021 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 129,829	138,072
(xv) Assumed in November 2021 maturing in July 2036 (the “2021 Shin Doun”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 130,715	136,778
(xvi) Issued in December 2022 maturing in January 2031 (the “2022 Jolco”) [Member]
Debt Instrument [Line Items]
Rate of interest	($71,884: Margin + SOFR, $32,400: Fixed rate)
Total long-term debt	$ 104,284	0
(xvii) Issued in February 2023 maturing in February 2033 (the “2023 CMBFL - LNG/C”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 177,438	0
(xviii) Assumed in December 2023 maturing in October 2033 (the “2023 CMBFL - LNG/C AMI”) [Member]
Debt Instrument [Line Items]
Rate of interest	Margin + SOFR
Total long-term debt	$ 196,317	0
(xix) Issued in October 2021 maturing in October 2026 (the "2021 Bonds") [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 165,984	159,966
(xx) Issued in July 2022 maturing in July 2029 (the “2022 Bonds”) [Member]
Debt Instrument [Line Items]
Rate of interest	Fixed rate
Total long-term debt	$ 110,656	$ 106,644